INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

NOTE 6 - INVENTORIES

	2017	2016
Finished products	3,026,556	2,987,785
Work in progress	1,302,152	1,201,327
Raw materials	1,703,013	1,487,971
Storeroom supplies	298,100	430,731
Imports in transit	375,139	253,729
(-) Allowance for adjustments to net realizable value	(3,556)	(28,813)

	6,701,404	6,332,730

The allowance for adjustment to net realizable value of inventories, on which the provision and write-offs are registered with impact on cost of sales, is as follows:

Balance as of January 1, 2015	(66,363)

Provision for the year	(54,987)
Reversal of adjustments to net realizable value	37,451
Exchange rate variation	(17,222)

Balance as of December 31, 2015	(101,121)

Provision for the year	(62,899)
Reversal of adjustments to net realizable value	94,391
Loss of contro by selling of subsidiary	30,105
Exchange rate variation	10,711

Balance as of December 31, 2016	(28,813)

Provision for the year	(26,545)
Reversal of adjustments to net realizable value	46,740
Loss of control by joint venture creation (note 3.4)	392
Assets held for sale (note 3.4)	881
Exchange rate variation	3,789

Balance as of December 31, 2017	(3,556)